UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2021

Item 1.

Reports to Stockholders

Fidelity® SAI Municipal Money Market Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

September 30, 2021

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2021

Days	% of fund's investments
1 - 7	80.8
8 - 30	1.9
31 - 60	3.1
61 - 90	2.6
91 - 180	7.2
>180	4.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2021
Variable Rate Demand Notes (VRDNs)	37.7%
Tender Option Bond	26.7%
Other Municipal Security	20.7%
Investment Companies	11.3%
Net Other Assets (Liabilities)	3.6%

Current 7-Day Yield

09/30/21
Fidelity® SAI Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2021, the most recent period shown in the table, would have been (0.08)%.

Schedule of Investments September 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 37.7%
	Principal Amount	Value
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.09% 10/7/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	$1,300,000	$1,300,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.11% 10/7/21, VRDN (a)(b)	500,000	500,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.09% 10/7/21, VRDN (a)	200,000	200,000
District Of Columbia - 1.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A, 0.08% 10/7/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	5,000,000	5,000,000
Florida - 3.7%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 0.1% 10/1/21, VRDN (a)(b)	1,800,000	1,800,000
Broward County Indl. Dev. Rev. (Florida Pwr.& Lt. Co. Proj.) Series 2015, 0.1% 10/1/21, VRDN (a)(b)	5,800,000	5,800,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Clarcona Groves Apts. Proj.) Series A, 0.07% 10/7/21, LOC Citibank NA, VRDN (a)(b)	9,360,000	9,360,000
FNMA Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 0.08% 10/7/21, LOC Fannie Mae, VRDN (a)(b)	380,000	380,000
		17,340,000
Georgia - 0.9%
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 0.12% 10/1/21, VRDN (a)	1,300,000	1,300,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2019, 0.1% 10/1/21, VRDN (a)(b)	3,125,000	3,125,000
		4,425,000
Illinois - 0.4%
Chicago Midway Arpt. Rev. Series 2014 C, 0.1% 10/7/21, LOC Barclays Bank PLC, VRDN (a)(b)	1,200,000	1,200,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) Series 2007, 0.08% 10/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	900,000	900,000
		2,100,000
Indiana - 0.8%
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) Series 2005, 0.08% 10/7/21, VRDN (a)(b)	3,300,000	3,300,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 0.1% 10/7/21, VRDN (a)(b)	200,000	200,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.12% 10/7/21, VRDN (a)	200,000	200,000
		3,700,000
Iowa - 2.8%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2009 A, 0.08% 10/7/21, VRDN (a)	9,200,000	9,200,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2016 B, 0.09% 10/7/21, VRDN (a)(b)	2,000,000	2,000,000
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 0.08% 10/7/21, VRDN (a)(b)	1,900,000	1,900,000
		13,100,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.12% 10/7/21, VRDN (a)	100,000	100,000
Series 2007 B, 0.12% 10/7/21, VRDN (a)	500,000	500,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 0.09% 10/7/21, VRDN (a)	1,000,000	1,000,000
		1,600,000
Kentucky - 2.8%
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.08% 10/7/21 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	8,900,000	8,900,000
Series 1993 B, 0.08% 10/7/21 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,700,000	2,700,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 0.12% 10/1/21, VRDN (a)(b)	700,000	700,000
Series 2020 B1, 0.12% 10/1/21, VRDN (a)(b)	800,000	800,000
		13,100,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.09% 10/7/21, VRDN (a)	400,000	400,000
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.08% 10/7/21, LOC Freddie Mac, VRDN (a)	525,000	525,000
		925,000
Michigan - 0.1%
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.09% 10/7/21, LOC MUFG Bank Ltd., VRDN (a)	400,000	400,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 0.11% 10/7/21, VRDN (a)(b)	200,000	200,000
Nevada - 1.0%
Clark County Arpt. Rev. Series 2008 C1, 0.08% 10/7/21, LOC Bank of America NA, VRDN (a)(b)	4,600,000	4,600,000
New York - 4.5%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Urban Horizons II Dev. Proj.) Series 2005 A, 0.07% 10/7/21, LOC Citibank NA, VRDN (a)(b)	4,465,000	4,465,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C1, 0.08% 10/7/21, LOC Mizuho Bank Ltd., VRDN (a)(b)	3,400,000	3,400,000
FNMA New York Hsg. Fin. Agcy. Rev.:
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.08% 10/7/21, LOC Fannie Mae, VRDN (a)(b)	2,700,000	2,700,000
Series 1997 A, 0.08% 10/7/21, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (La Casa del Sol Proj.) Series 2005 A, 0.07% 10/7/21, LOC Citibank NA, VRDN (a)(b)	3,850,000	3,850,000
		21,415,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.11% 10/7/21, VRDN (a)(b)	500,000	500,000
Ohio - 0.0%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.08% 10/7/21, LOC Northern Trust Co., VRDN (a)	100,000	100,000
Pennsylvania - 0.4%
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Series 2009 B, 0.18% 10/7/21, LOC MUFG Bank Ltd., VRDN (a)	700,000	700,000
Series 2009 C, 0.18% 10/7/21, LOC MUFG Bank Ltd., VRDN (a)	1,300,000	1,300,000
		2,000,000
South Carolina - 3.0%
Berkeley County Indl. Dev. Rev. Series A, 0.08% 10/7/21, VRDN (a)(b)	800,000	800,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.08% 10/7/21, LOC TD Banknorth, NA, VRDN (a)(b)	13,265,000	13,265,000
		14,065,000
Tennessee - 1.9%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 0.08% 10/7/21, VRDN (a)(b)	1,100,000	1,100,000
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.08% 10/7/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	7,800,000	7,800,000
		8,900,000
Texas - 8.8%
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2004, 0.08% 10/7/21, LOC Citibank NA, VRDN (a)(b)	4,600,000	4,600,000
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.08% 10/7/21, LOC Citibank NA, VRDN (a)(b)	10,000,000	10,000,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 0.09% 10/7/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,300,000	4,300,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2008, 0.09% 10/7/21, LOC Bank of America NA, VRDN (a)(b)	3,300,000	3,300,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 0.07% 10/7/21, LOC Citibank NA, VRDN (a)(b)	5,825,000	5,825,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2002, 0.06% 10/7/21, VRDN (a)(b)	8,800,000	8,800,000
Texas Gen. Oblig.:
Series 2001 A2, 0.08% 10/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	2,150,000	2,150,000
Series 2006 D, 0.08% 10/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	745,000	745,000
Series 2007 B, 0.08% 10/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	1,575,000	1,575,000
		41,295,000
Washington - 1.1%
Port of Seattle Rev.:
Series 1997, 0.08% 10/7/21, LOC Bank of America NA, VRDN (a)(b)	100,000	100,000
Series 2008, 0.08% 10/7/21, LOC MUFG Bank Ltd., VRDN (a)(b)	5,000,000	5,000,000
		5,100,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 0.13% 10/7/21, VRDN (a)(b)	1,000,000	1,000,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.14% 10/7/21, VRDN (a)(b)	1,000,000	1,000,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series A, 0.12% 10/7/21, LOC Truist Bank, VRDN (a)	100,000	100,000
		2,100,000
Wisconsin - 1.0%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 0.1% 10/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	4,900,000	4,900,000
Wyoming - 1.9%
Converse County Envir. Impt. Rev. Series 1995, 0.1% 10/7/21, VRDN (a)(b)	1,700,000	1,700,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.09% 10/7/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,200,000	7,200,000
		8,900,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $177,765,000)		177,765,000

Tender Option Bond - 26.7%
Alabama - 0.4%
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,700,000	1,700,000
Arizona - 0.7%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	300,000	300,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,305,000	2,305,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 0.11% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	400,000	400,000
Series XF 08 46, 0.08% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	500,000	500,000
		3,505,000
California - 1.3%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series YX 11 53, 0.07% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,600,000	1,600,000
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 20 XM 09 02, 0.09% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	2,665,000	2,665,000
Series XL 01 61, 0.09% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	500,000	500,000
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN Series XF 28 50, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series YX 11 31, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	800,000	800,000
		6,165,000
Colorado - 0.6%
Colorado Health Facilities Auth. Participating VRDN Series XM 08 41, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	300,000	300,000
Denver City & County Arpt. Rev.:
Bonds Series G-114, 0.3%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	200,000	200,000
Participating VRDN Series Floaters XG 01 96, 0.12% 10/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	2,100,000	2,100,000
		2,600,000
Connecticut - 1.3%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 016, 0.17% 11/12/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,100,000	3,100,000
Series XM 08 57, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	200,000	200,000
Series XM 08 58, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
Series YX 11 07, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,005,000	1,005,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series RBC 2016 ZM0134, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	500,000	500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.23%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	500,000	500,000
Participating VRDN:
Series Floaters YX 10 77, 0.08% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series ROC II R 14073, 0.11% 10/7/21 (Liquidity Facility Citibank NA) (a)(d)(e)	400,000	400,000
Series XM 08 67, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
		6,005,000
District Of Columbia - 0.2%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	200,000	200,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN Series XG 02 67, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	175,000	175,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 0.13% 10/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	700,000	700,000
		1,075,000
Florida - 1.1%
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 0.1% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	500,000	500,000
Broward County Port Facilities Rev.:
Bonds Series G 115, 0.3%, tender 3/1/22 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	200,000	200,000
Participating VRDN:
Series XF 08 17, 0.12% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	300,000	300,000
Series XF 09 52, 0.11% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	100,000	100,000
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	200,000	200,000
Series XG 02 81, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	200,000	200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 0.3%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	200,000	200,000
Participating VRDN:
Series XF 28 77, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
Series XL 01 66, 0.09% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	400,000	400,000
Series XM 08 90, 0.09% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	500,000	500,000
Series XM 08 96, 0.09% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	200,000	200,000
Series ZF 08 22, 0.13% 10/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	300,000	300,000
Series ZF 09 74, 0.09% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	100,000	100,000
Miami-Dade County Participating VRDN Series XF 29 46, 0.11% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,300,000	1,300,000
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.25%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	300,000	300,000
		5,200,000
Georgia - 0.0%
Atlanta Arpt. Rev. Participating VRDN Series XM 07 97, 0.11% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	100,000	100,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series XF 08 23, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	75,000	75,000
		175,000
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 0.1% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
Illinois - 1.9%
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 86, 0.13% 10/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	200,000	200,000
Series XF 28 66, 0.1% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	100,000	100,000
Illinois Fin. Auth. Participating VRDN Series XF 09 80, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	605,000	605,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.17% 11/12/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	745,000	745,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 13, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	400,000	400,000
Series Floaters XF 10 43, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series Floaters XX 10 81, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	500,000	500,000
Series Floaters YX 10 72, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series XF 28 41, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series YX 11 50, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series MS 16 XF 2212, 0.1% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	5,575,000	5,575,000
Portofino Landings Cmnty. Dev. D Participating VRDN Series 2021 XM 09 38, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
		9,125,000
Indiana - 0.3%
Hamilton County Healthcare Facilities Rev. Participating VRDN Series XF 10 26, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	1,000,000	1,000,000
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.2% 11/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	590,000	590,000
		1,590,000
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 0.1% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	100,000	100,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.13% 10/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	100,000	100,000
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 24 85, 0.1% 10/7/21 (Liquidity Facility Citibank NA) (a)(d)(e)	400,000	400,000
Series XM 08 39, 0.08% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
		600,000
Louisiana - 0.1%
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.1% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
Maryland - 1.5%
Maryland Gen. Oblig. Participating VRDN Series DB 80 76, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	7,040,000	7,040,000
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Participating VRDN Series 2021 XG 03 15, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	400,000	400,000
Michigan - 1.6%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	7,300,000	7,300,000
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.13% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
		7,400,000
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 0.13% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	200,000	200,000
Mississippi Gen. Oblig. Participating VRDN Series Floaters CTFS G 100, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,000,000	1,000,000
		1,200,000
Missouri - 2.2%
Kansas City Indl. Dev. Auth. Participating VRDN Series YX 11 59, 0.1% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	165,000	165,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XF 09 95, 0.09% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	295,000	295,000
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	9,900,000	9,900,000
Series Floaters XF 07 63, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
Series Floaters XG 01 84, 0.1% 10/7/21 (Liquidity Facility Citibank NA) (a)(d)(e)	100,000	100,000
		10,560,000
Nebraska - 0.0%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.11% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	200,000	200,000
Nevada - 1.3%
Las Vegas Convention & Visitors Auth. Participating VRDN:
Series XF 28 06, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,205,000	3,205,000
Series XG 02 93, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,925,000	2,925,000
		6,130,000
New Jersey - 0.3%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 07 42, 0.08% 10/7/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	1,000,000	1,000,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XF 08 37, 0.08% 10/7/21 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	235,000	235,000
		1,235,000
New York - 3.2%
New York City Gen. Oblig. Participating VRDN:
Series E 133, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,500,000	1,500,000
Series Floaters XM 07 06, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,900,000	1,900,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters E 129, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,500,000	1,500,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.2% 11/12/21 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	400,000	400,000
New York Dorm. Auth. Rev. Participating VRDN Series E-146, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	900,000	900,000
New York Liberty Dev. Corp. Participating VRDN Series 2016 ZF 03 68, 0.1% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	200,000	200,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.1% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	100,000	100,000
Series XF 24 19, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,125,000	1,125,000
Series XG 02 90, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	7,500,000	7,500,000
		15,125,000
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF0407, 0.09% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	400,000	400,000
Series 20 XF 09 86, 0.09% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	100,000	100,000
Series Floaters XM 06 16, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
Series ROC 14086, 0.1% 10/7/21 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	200,000	200,000
Series XF 09 38, 0.09% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	300,000	300,000
		1,300,000
North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Participating VRDN Series 2021 XF 29 38, 0.1% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	500,000	500,000
Ohio - 0.2%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.15% 10/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	400,000	400,000
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	195,000	195,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.17% 11/12/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	200,000	200,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.25%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	200,000	200,000
		995,000
Oklahoma - 0.3%
Norman Reg'l. Hosp. Auth. Hosp. Rev. Participating VRDN Series XF 28 84, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,370,000	1,370,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
		1,470,000
Oregon - 0.0%
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 0.1% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	100,000	100,000
Pennsylvania - 0.2%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 0.12% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	500,000	500,000
Series Floaters YX 10 49, 0.11% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series 2021 XL 01 80, 0.12% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	200,000	200,000
		800,000
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters BAML 50 04, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	300,000	300,000
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 28 83, 0.15% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	100,000	100,000
South Carolina Ports Auth. Ports Rev. Participating VRDN:
Series XF 08 20, 0.12% 10/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	100,000	100,000
Series ZF 08 24, 0.12% 10/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	100,000	100,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.25%, tender 10/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
		700,000
Tennessee - 0.9%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series XG 02 68, 0.11% 10/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	4,045,000	4,045,000
Series YX 11 39, 0.1% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	100,000	100,000
		4,145,000
Texas - 0.2%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.25%, tender 5/2/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	200,000	200,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series YX 11 32, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	200,000	200,000
Houston Arpt. Sys. Rev. Participating VRDN Series XF 11 11, 0.11% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	300,000	300,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.11% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series XG 02 78, 0.09% 10/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
		900,000
Utah - 0.1%
Salt Lake City Arpt. Rev. Participating VRDN Series 2021 XL 01 81, 0.13% 10/7/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	400,000	400,000
Virginia - 0.8%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.17% 11/12/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	500,000	500,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.12% 10/7/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(d)(e)	290,000	290,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 0.08% 10/7/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,635,000	2,635,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.25%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
Series ZF 09 16, 0.12% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
		3,725,000
Washington - 4.7%
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 0.11% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	500,000	500,000
Series Floaters ZM 06 69, 0.15% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	300,000	300,000
Series XF 26 30, 0.1% 10/7/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(e)	300,000	300,000
Series XF 28 28, 0.12% 10/7/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(e)	200,000	200,000
Series XM 08 75, 0.11% 10/7/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	100,000	100,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 0.12% 10/7/21 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	200,000	200,000
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	7,200,000	7,200,000
Series Floaters XM 06 81, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,835,000	4,835,000
Series XG 02 87, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,100,000	2,100,000
Series XG 02 92, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,380,000	4,380,000
Series XG 02 96, 0.09% 10/7/21 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,000,000	2,000,000
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.1% 10/7/21 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
		22,215,000
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Participating VRDN Series XM 04 79, 0.08% 10/7/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,125,000	1,125,000
TOTAL TENDER OPTION BOND
(Cost $126,105,000)		126,105,000

Other Municipal Security - 20.7%
Alabama - 0.4%
Huntsville Health Care Auth. Rev. Series 2021:
0.09% 10/6/21, CP	1,500,000	1,500,005
0.09% 12/6/21, CP	200,000	199,989
		1,699,994
Alaska - 0.0%
Anchorage Gen. Oblig. TAN Series 2021, 1.5% 12/15/21	100,000	100,285
California - 1.4%
California Gen. Oblig.:
Series 2021 A1, 0.1% 12/1/21, LOC Wells Fargo Bank NA, CP	600,000	600,000
Series 2021 A4, 0.09% 11/9/21, LOC Toronto-Dominion Bank, CP	400,000	400,000
Series 2021 A6, 0.06% 10/14/21, LOC Bank of America NA, CP	500,000	500,010
Series 2021, 0.09% 12/7/21, LOC Royal Bank of Canada, CP	500,000	500,000
Los Angeles County Cap. Asset Leasing Corp. Lease Rev. Series 2021 B, 0.07% 10/14/21, LOC U.S. Bank NA, Cincinnati, CP	400,000	400,003
Los Angeles County Gen. Oblig. Series 2021 D, 0.06% 10/14/21, LOC State Street Bank & Trust Co., Boston, CP	2,200,000	2,200,017
San Francisco City & County Series 2021 A1, 0.06% 10/20/21, LOC Bank of America NA, CP	200,000	199,999
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2021 A4, 0.1% 1/5/22, LOC U.S. Bank NA, Cincinnati, CP (b)	1,800,000	1,799,857
		6,599,886
Connecticut - 0.3%
Connecticut Gen. Oblig. Bonds Series A, 3% 1/15/22	100,000	100,811
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	200,000	201,266
Series 2017 A2, 5%, tender 7/1/22 (a)	350,000	362,534
Connecticut Hsg. Fin. Auth. Bonds Series E4, 0.375%, tender 11/15/21 (a)	80,000	80,012
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series A, 5% 1/1/22	110,000	111,300
Series B, 5% 10/1/21	155,000	155,000
New London BAN Series 2021, 2% 3/17/22	300,000	302,521
		1,313,444
District Of Columbia - 0.2%
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2021 B, 0.08% 1/4/22, LOC TD Banknorth, NA, CP	1,000,000	999,921
Florida - 0.5%
Florida Local Govt. Fin. Cmnty. Series 2021 A1:
0.06% 10/5/21, LOC JPMorgan Chase Bank, CP	300,000	300,000
0.08% 10/5/21, LOC JPMorgan Chase Bank, CP	1,400,000	1,400,010
Miami-Dade County Series 2021 B1, 0.12% 1/5/22, LOC Bank of America NA, CP (b)	500,000	500,000
		2,200,010
Georgia - 3.1%
Atlanta Arpt. Rev.:
Series 2021 J1, 0.1% 2/4/22, LOC Bank of America NA, CP	1,000,000	999,930
Series 2021 J2, 0.12% 2/4/22, LOC Bank of America NA, CP (b)	3,100,000	3,099,784
Series 2021 K1, 0.11% 1/6/22, LOC PNC Bank NA, CP	2,200,000	2,199,882
Series 2021 K2:
0.14% 1/6/22, LOC PNC Bank NA, CP (b)	5,700,000	5,699,693
0.14% 1/6/22, LOC PNC Bank NA, CP (b)	400,000	399,989
Series 2021 L2, 0.15% 2/2/22, LOC JPMorgan Chase Bank, CP (b)	2,200,000	2,199,849
		14,599,127
Illinois - 0.2%
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2012 B:
5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100) (b)	200,000	202,313
5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100) (b)	200,000	202,313
5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100) (b)	725,000	733,383
		1,138,009
Kansas - 0.1%
Wichita Gen. Oblig. BAN Series 2020 302, 3.5% 10/15/21	600,000	600,599
Massachusetts - 0.6%
Littleton Gen. Oblig. BAN Series 2021, 1.5% 6/24/22	400,000	403,893
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds Series 2021, 0.14% tender 10/13/21 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	100,000	99,999
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2021, 0.07% tender 10/5/21, CP mode	700,000	699,999
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021, 0.08% 12/7/21, LOC State Street Bank & Trust Co., Boston, CP	800,000	799,955
Town of Millbury BAN Series 2021, 2% 9/2/22	600,000	609,992
		2,613,838
Michigan - 0.2%
Michigan Bldg. Auth. Rev. Series 2021, 0.09% 10/7/21, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	1,100,000	1,100,004
Minnesota - 0.1%
Univ. of Minnesota Gen. Oblig. Series 2021 G, 0.07% 10/13/21, CP	400,000	400,003
Missouri - 0.1%
Missouri Health & Edl. Facilities Rev. Bonds Series 2011 B, 5% 11/15/21 (Pre-Refunded to 11/15/21 @ 100)	300,000	301,670
Montana - 0.1%
Montana Board of Invt. Bonds Series 2007, 0.15%, tender 3/1/22 (a)	300,000	299,861
Nebraska - 0.9%
Omaha Pub. Pwr. District Elec. Rev. Series 2021 A:
0.08% 10/7/21, CP	600,000	600,002
0.09% 11/4/21, CP	300,000	300,000
0.09% 11/9/21, CP	600,000	600,000
0.09% 12/6/21, CP	500,000	499,972
0.09% 12/7/21, CP	400,000	399,978
0.09% 1/6/22, CP	400,000	399,968
0.1% 10/18/21, CP	500,000	500,002
0.1% 12/3/21, CP	600,000	599,989
0.11% 11/2/21, CP	600,000	600,011
		4,499,922
New York - 3.6%
Burnt Hills Ballston Lake NY BAN Series 2021, 2% 6/23/22	800,000	810,547
Commack Union Free School District TAN Series 2021, 1.5% 6/24/22	1,200,000	1,211,591
Deer Park Union Free School District TAN Series 2021, 1.5% 6/24/22	800,000	807,610
Grand Island County BAN Series 2021, 1.5% 10/7/22 (g)	1,100,000	1,113,987
Harborfields Central School District Greenlawn TAN Series 2021, 1.5% 6/24/22	700,000	706,762
Hauppauge Union Free School District TAN Series 2021, 1.5% 6/24/22	1,100,000	1,110,544
Longwood Central School District TAN Series 2021, 1.5% 6/24/22	2,100,000	2,120,130
Middle Country Century School District TAN Series 2021, 1% 6/24/22	1,300,000	1,307,147
Miller Place Union Free School District TAN Series 2021, 1.5% 6/24/22	500,000	504,646
New York Pwr. Auth. Series 2, 0.16% 1/6/22, CP	2,056,000	2,056,118
North Hempstead Gen. Oblig. BAN Series 2021 B, 1.5% 9/23/22	1,500,000	1,519,242
Patchogue Medford Union Free School District TAN Series 2021, 1.5% 6/24/22	1,600,000	1,615,455
Ravena Coeymans Selkirk Central School District BAN Series 2021, 1.5% 8/12/22	700,000	707,629
Southampton Union Free School District TAN Series 2021, 1.5% 6/23/22	700,000	706,633
Syosset Central School District TAN Series 2021, 1.5% 6/24/22	500,000	504,830
		16,802,871
New York And New Jersey - 1.9%
Port Auth. of New York & New Jersey:
Bonds Series 195, 5% 10/1/21 (b)	100,000	100,000
Series 2021 A:
0.12% 11/3/21, CP (b)	690,000	690,006
0.12% 12/1/21, CP (b)	1,300,000	1,299,956
0.12% 12/9/21, CP (b)	700,000	699,987
0.13% 1/12/22, CP (b)	1,400,000	1,399,920
0.13% 2/2/22, CP (b)	1,500,000	1,499,949
Series 2021 B:
0.11% 10/6/21, CP	600,000	600,001
0.17% 4/6/22, CP	600,000	600,000
Series 2021:
0.11% 11/10/21, CP (b)	2,000,000	2,000,000
0.25% 12/8/21, CP	100,000	100,006
		8,989,825
North Carolina - 0.1%
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2012 A, 5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	300,000	307,179
Ohio - 0.5%
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 2021 B5, 0.08% tender 12/2/21, CP mode	1,900,000	1,899,934
Series 2021 B6, 0.1% tender 10/8/21, CP mode	700,000	700,006
		2,599,940
Oregon - 0.0%
Oregon Facilities Auth. Rev. Bonds Series 2011, 5.25%	100,000	100,000
Pennsylvania - 0.5%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 2014 B2, 0.15% tender 12/27/21, CP mode	800,000	800,132
Series 2021 B1, 0.11% tender 2/1/22, CP mode	1,400,000	1,399,905
		2,200,037
Texas - 4.6%
Austin Elec. Util. Sys. Rev. Series 2021 A:
0.05% 10/6/21 (Liquidity Facility JPMorgan Chase Bank), CP	3,500,000	3,500,006
0.08% 11/1/21 (Liquidity Facility JPMorgan Chase Bank), CP	600,000	599,990
Brownsville Util. Sys. Rev. Series 2021 A, 0.15% 10/21/21, LOC Bank of America NA, CP	200,000	200,007
Dallas Area Rapid Transit Sales Tax Rev. Series 2021, 0.1% 4/4/22, CP	200,000	200,001
Dallas Fort Worth Int'l. Arpt. Rev. Bonds:
Series 2012 D:
5% 11/1/21 (Pre-Refunded to 11/1/21 @ 100) (b)	335,000	336,202
5% 11/1/21 (Pre-Refunded to 11/1/21 @ 100) (b)	300,000	301,077
Series 2012 H:
5% 11/1/21 (Pre-Refunded to 11/1/21 @ 100) (b)	150,000	150,538
5% 11/1/21 (Pre-Refunded to 11/1/21 @ 100) (b)	140,000	140,502
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2009 C1, 0.1% tender 11/1/21, CP mode	500,000	500,000
Series 2016 B3, 0.1% tender 10/1/21, CP mode	2,400,000	2,400,004
Series 2021 B2, 0.08% tender 1/5/22, CP mode	2,500,000	2,499,934
Harris County Gen. Oblig.:
Series 2021 A1, 0.08% 10/6/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	465,000	465,002
Series 2021 D, 0.09% 10/13/21 (Liquidity Facility JPMorgan Chase Bank), CP	1,100,000	1,100,008
Series 2021 D2, 0.07% 12/2/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	600,000	599,979
Series 2021 D3, 0.1% 11/5/21 (Liquidity Facility Wells Fargo Bank NA), CP	500,000	500,000
Harris County Metropolitan Trans. Auth. Series 2021 A1:
0.1% 12/2/21 (Liquidity Facility JPMorgan Chase Bank), CP	1,500,000	1,499,948
0.12% 10/14/21 (Liquidity Facility JPMorgan Chase Bank), CP	900,000	900,010
Houston Arpt. Sys. Rev.:
Bonds Series 2012 A, 5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100) (b)	900,000	931,791
Series 2021 A, 0.09% 11/18/21, LOC Sumitomo Mitsui Banking Corp., CP (b)	600,000	599,992
Lower Colorado River Auth. Rev.:
Series 2021 B:
0.09% 10/6/21, LOC State Street Bank & Trust Co., Boston, CP	1,000,000	1,000,003
0.09% 12/2/21, LOC State Street Bank & Trust Co., Boston, CP	195,000	194,993
0.1% 1/6/22, LOC State Street Bank & Trust Co., Boston, CP	600,000	599,984
Series 2021:
0.06% 10/5/21, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,000,000	1,000,004
0.09% 1/5/22, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	400,000	399,989
Texas Pub. Fin. Auth. Rev. Series 2021 A, 0.1% 12/2/21 (Liquidity Facility Texas Gen. Oblig.), CP	300,000	299,990
Univ. of Texas Board of Regents Sys. Rev. Series 2021 A, 0.09% 1/10/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	800,000	799,978
		21,719,932
Virginia - 0.1%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 B, 5% 5/15/22	250,000	257,373
Washington - 1.0%
King County #405 Bellevue School District Bonds Series 2021 A, 4% 6/1/22 (Washington Gen. Oblig. Guaranteed) (g)	1,500,000	1,536,682
King County Gen. Oblig. Series 2021 A:
0.08% 11/18/21, CP	500,000	499,993
0.09% 12/14/21, CP	500,000	499,969
0.1% 10/19/21, CP	900,000	900,009
Port of Seattle Rev. Series 2021 B1, 0.1% 10/6/21, LOC Bank of America NA, CP (b)	500,000	500,002
Washington Health Care Facilities Auth. Rev. Bonds Series 2012 B, 5%, tender (a)	1,000,000	1,000,000
		4,936,655
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Series 2021 A:
0.12% 2/3/22 (Liquidity Facility PNC Bank NA), CP	500,000	499,965
0.12% 2/3/22 (Liquidity Facility PNC Bank NA), CP	400,000	399,972
Wisconsin Health & Edl. Facilities Bonds Series 2016 A, 5% 11/15/21	100,000	100,554
		1,000,491
TOTAL OTHER MUNICIPAL SECURITY
(Cost $97,390,494)		97,380,876
	Shares	Value

Investment Company - 11.3%
Fidelity Municipal Cash Central Fund 0.06% (h)(i)
(Cost $53,321,426)	53,315,365	53,326,028
TOTAL INVESTMENT IN SECURITIES - 96.4%
(Cost $454,581,920)		454,576,904
NET OTHER ASSETS (LIABILITIES) - 3.6%		17,108,576
NET ASSETS - 100%		$471,685,480

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,900,000 or 1.0% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000,000 or 0.4% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.25%, tender 5/2/22 (Liquidity Facility Royal Bank of Canada)	5/3/21	$200,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.3%, tender 3/1/22 (Liquidity Facility Royal Bank of Canada)	3/1/21	$200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.23%, tender 10/7/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$500,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.3%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.3%, tender 10/7/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$200,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.25%, tender 12/1/21 (Liquidity Facility Royal Bank of Canada)	6/1/21	$200,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.25%, tender 10/7/21 (Liquidity Facility Royal Bank of Canada)	4/1/21	$100,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.25%, tender 1/3/22 (Liquidity Facility Royal Bank of Canada)	7/1/21	$300,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.25%, tender 2/1/22 (Liquidity Facility Royal Bank of Canada)	2/1/21	$100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.06%	$74,438,100	$107,047,000	$128,160,000	$17,557	$2,423	$(1,495)	$53,326,028	3.4%
Total	$74,438,100	$107,047,000	$128,160,000	$17,557	$2,423	$(1,495)	$53,326,028

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$177,765,000	$--	$177,765,000	$--
Tender Option Bond	126,105,000	--	126,105,000	--
Other Municipal Security	97,380,876	--	97,380,876	--
Investment Company	53,326,028	53,326,028	--	--
Total Investments in Securities:	$454,576,904	$53,326,028	$401,250,876	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $401,260,494)	$401,250,876
Fidelity Central Funds (cost $53,321,426)	53,326,028
Total Investment in Securities (cost $454,581,920)		$454,576,904
Cash		739
Receivable for investments sold		19,600,000
Interest receivable		195,287
Distributions receivable from Fidelity Central Funds		2,497
Prepaid expenses		719
Receivable from investment adviser for expense reductions		4,640
Other receivables		44
Total assets		474,380,830
Liabilities
Payable for investments purchased on a delayed delivery basis	$2,651,177
Accrued management fee	23,707
Other payables and accrued expenses	20,466
Total liabilities		2,695,350
Net Assets		$471,685,480
Net Assets consist of:
Paid in capital		$471,681,757
Total accumulated earnings (loss)		3,723
Net Assets		$471,685,480
Net Asset Value, offering price and redemption price per share ($471,685,480 ÷ 471,512,571 shares)		$1.0004

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2021 (Unaudited)
Investment Income
Interest		$182,892
Income from Fidelity Central Funds		17,557
Total income		200,449
Expenses
Management fee	$322,329
Custodian fees and expenses	4,470
Independent trustees' fees and expenses	590
Registration fees	6,595
Audit	19,373
Legal	173
Miscellaneous	295
Total expenses before reductions	353,825
Expense reductions	(176,616)
Total expenses after reductions		177,209
Net investment income (loss)		23,240
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,945
Fidelity Central Funds	2,423
Total net realized gain (loss)		11,368
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,927)
Fidelity Central Funds	(1,495)
Total change in net unrealized appreciation (depreciation)		(14,422)
Net increase in net assets resulting from operations		$20,186

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2021 (Unaudited)	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,240	$229,444
Net realized gain (loss)	11,368	36,251
Change in net unrealized appreciation (depreciation)	(14,422)	12,407
Net increase in net assets resulting from operations	20,186	278,102
Distributions to shareholders	(50,313)	(245,384)
Share transactions
Proceeds from sales of shares	29,847,170	337,014,070
Reinvestment of distributions	50,313	245,384
Cost of shares redeemed	(4,009,724)	(26,262,597)
Net increase (decrease) in net assets and shares resulting from share transactions	25,887,759	310,996,857
Total increase (decrease) in net assets	25,857,632	311,029,575
Net Assets
Beginning of period	445,827,848	134,798,273
End of period	$471,685,480	$445,827,848
Other Information
Shares
Sold	29,835,234	336,872,955
Issued in reinvestment of distributions	50,294	245,267
Redeemed	(4,008,121)	(26,251,856)
Net increase (decrease)	25,877,407	310,866,366

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Money Market Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2021	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0002	$1.0001	$.9999	$1.0000
Income from Investment Operations
Net investment income (loss)	–B	.0013	.0142	.0146	.0023
Net realized and unrealized gain (loss)	.0001C	.0002	.0001	.0002	(.0001)
Total from investment operations	.0001	.0015	.0143	.0148	.0022
Distributions from net investment income	–B	(.0013)	(.0142)	(.0146)	(.0023)
Distributions from net realized gain	(.0001)	(.0001)	–	–	–
Total distributions	(.0001)	(.0013)D	(.0142)	(.0146)	(.0023)
Net asset value, end of period	$1.0004	$1.0004	$1.0002	$1.0001	$.9999
Total ReturnE,F	.01%	.15%	1.44%	1.49%	.23%
Ratios to Average Net AssetsG,H
Expenses before reductions	.15%I	.16%	.19%	.21%	.23%I,J
Expenses net of fee waivers, if any	.08%I	.12%	.14%	.14%	.14%I
Expenses net of all reductions	.08%I	.12%	.14%	.14%	.14%I
Net investment income (loss)	.01%I	.08%	1.41%	1.46%	1.09%I
Supplemental Data
Net assets, end of period (000 omitted)	$471,685	$445,828	$134,798	$295,510	$265,304

 A For the period January 11, 2018 (commencement of operations) to March 31, 2018.

 B Amount represents less than $.00005 per share.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Audit fees are not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2021

1. Organization.

Fidelity SAI Municipal Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of September 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,668
Gross unrealized depreciation	(6,684)
Net unrealized appreciation (depreciation)	$(5,016)
Tax cost	$454,581,920

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .14% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Money Market Fund	30,955,000	19,810,000

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .14% of average net assets. This reimbursement will remain in place through July 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $30,071.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $146,502.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $43.

6. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Tax-Sensitive Short Duration Fund
Fidelity SAI Municipal Money Market Fund	99%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Municipal Money Market Fund	100%

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2021 to September 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2021	Ending Account Value September 30, 2021	Expenses Paid During Period-B April 1, 2021 to September 30, 2021
Fidelity SAI Municipal Money Market Fund	.08%
Actual		$1,000.00	$1,000.10	$.39
Hypothetical-C		$1,000.00	$1,024.68	$.39

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and an appropriate peer group for the most recent one-year period. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total expense ratio ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.14% through July 31, 2022.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

OMM-SANN-1121
1.9885509.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 18, 2021